As filed with the Securities and Exchange Commission on April 2, 2015

1933 Act File No. 333-199034

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☒
PRE-EFFECTIVE AMENDMENT NO. ___ ☐
POST-EFFECTIVE AMENDMENT NO. 2 ☒

EATON VANCE SPECIAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

This Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Beneficial Interest of Eaton Vance Growth Fund (formerly Eaton Vance Large-Cap Growth Fund)

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.  Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 002-27962).

Growth Portfolio (formerly Large-Cap Growth Portfolio) has also executed this Registration Statement.

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet

Part A

-

Proxy Statement/Prospectus*

Part B

-

Statement of Additional Information*

Part C

-

Other Information

Signature Page

Exhibit Index

Exhibits

*Previously filed in Registrant’s Registration Statement on Form N-14, File No. 333-199034 (the “Registration Statement”) on September 30, 2014 (Accession No. 0000940394-14-001341) and subsequently filed in definitive form in the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement filed on November 25, 2014 (Accession No. 0000940394-14-001557).  Parts A and B of Amendment No. 1 are incorporated by reference into this amendment.

The sole purpose of this amendment is to include in the Registration Statement the definitive Agreement and Plan of Reorganization (Exhibit (4)) and the Opinions of Tax Counsel on Tax Matters (Exhibits (12)(a) and (12)(b)) for the reorganization of Eaton Vance Multi-Cap Growth Fund, a series of Eaton Vance Growth Trust, with Eaton Vance Growth Fund (formerly Eaton Vance Large-Cap Growth Fund), a series of the Registrant.

PART C

OTHER INFORMATION

Item 15.

Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the By-Laws contains indemnification provisions.

The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The advisory agreements of the Registrant provide the investment adviser limitation of liability to the Trust and its shareholders in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement.

The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.

Exhibits

(1)	(a)

Amended and Restated Declaration of Trust of Eaton Vance Special Investment Trust dated September 27, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 (Accession No. 0000950156-95-000499) and incorporated herein by reference.  As used herein, references to Post-Effective Amendments are to post-effective amendments to the Registrant’s registration statement on Form N-1A.

(b)

Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 48 filed October 10, 1997 (Accession No. 0000950156-97-000868) and incorporated herein by reference.

(c)

Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(3) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208) and incorporated herein by reference.

(d)

Amendment dated November 14, 2011 to the Declaration of Trust filed as Exhibit (a)(4) to Post-Effective Amendment No. 117 filed February 27, 2012 (Accession No. 0000940394-12-000158) and incorporated herein by reference.

(e)

Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, as amended and restated dated November 3, 2014 filed as Exhibit (a)(5) to Post-Effective Amendment No. 146 filed November 3, 2014 (Accession No. 0000940394-14-001449) and incorporated herein by reference.

(2)

Amended and Restated By-Laws of Eaton Vance Special Investment Trust adopted April 23, 2012 filed as Exhibit (b) to Post-Effective Amendment No. 123 filed September 27, 2012 (Accession No. 0000940394-12-000998) and incorporated herein by reference.

(3)		Voting Trust Agreement – not applicable.
(4)

Agreement and Plan of Reorganization by and between Eaton Vance Growth Trust, on behalf of its series Eaton Vance Multi-Cap Growth Fund, and Eaton Vance Special Investment Trust, on behalf of its series Eaton Vance Growth Fund, filed herewith.

(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.
(6)	(a)	(i)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Small-Cap Value Fund, and Boston Management and Research dated April 13, 2004 filed as Exhibit (d)(3) to Post-Effective Amendment No. 70 filed April 28, 2004 (Accession No. 0000940394-04-000434) and incorporated herein by reference.

(ii)

Fee Reduction Agreement dated March 1, 2014 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Small-Cap Value Fund and Eaton Vance Management filed as Exhibit (d)(1)(b) to Post-Effective Amendment No. 134 filed February 26, 2014 (Accession No. 0000940394-14-000268) and incorporated herein by reference.

(b)

Investment Sub-Advisory Agreement between Boston Management and Research and Fox Asset Management LLC for Eaton Vance Small-Cap Value Fund dated April 13, 2004 filed as Exhibit (d)(4) to Post-Effective Amendment No. 70 filed April 28, 2004 (Accession No. 0000940394-04-000434) and incorporated herein by reference.

(c)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Real Estate Fund, and Eaton Vance Management dated February 13, 2006 filed as Exhibit (d)(5) to Post-Effective Amendment No. 75 filed February 14, 2006 (Accession No. 0000940394-06-000187) and incorporated herein by reference.

	(d)	(i)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Risk-Managed Equity Option Income Fund (now Eaton Vance Hedged Stock Fund), and Eaton Vance Management dated February 11, 2008 filed as Exhibit (d)(10) to Post-Effective Amendment No. 87 filed February 28, 2008 (Accession No. 0000940394-08-000203) and incorporated herein by reference.

(ii)

Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Risk-Managed Equity Option Income Fund (now Eaton Vance Hedged Stock Fund) and Eaton Vance Management filed as Exhibit (a)(10)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208) and incorporated herein by reference.

(e)	(i)

Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Risk Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund (now Eaton Vance Hedged Stock Fund) dated February 11, 2008 filed as Exhibit (d)(11) to Post-Effective Amendment No. 89 filed April 25, 2008 (Accession No. 0000940394-08-000678) and incorporated herein by reference.

(ii)

Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Management and Parametric Risk Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund (now Eaton Vance Hedged Stock Fund) filed as Exhibit (d)(11)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208) and incorporated herein by reference.

(f)

Investment Advisory and Administrative Services Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Commodity Strategy Fund, and Eaton Vance Management dated April 7, 2010 filed as Exhibit (d)(12) to Post-Effective Amendment No. 105 filed April 29, 2010 (Accession No. 0000940394-10-000423) and incorporated herein by reference.

(g)

Investment Sub-Advisory Agreement between Eaton Vance Management and Armored Wolf, LLC relating to Eaton Vance Commodity Strategy Fund dated April 7, 2010 filed as Exhibit (d)(13) to Post-Effective Amendment No. 105 filed April 29, 2010 (Accession No. 0000940394-10-000423) and incorporated herein by reference.

(h)	(i)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Short Term Real Return Fund (now Eaton Vance Short Duration Real Return Fund), and Eaton Vance Management dated March 30, 2010 filed as Exhibit (d)(14) to Post-Effective Amendment No. 103 filed April 7, 2010 (Accession No. 0000940394-10-000357) and incorporated herein by reference.

(ii)

Fee Reduction Agreement dated August 12, 2013 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Short Term Real Return Fund (now Eaton Vance Short Duration Real Return Fund) and Eaton Vance Management filed as Exhibit (d)(8)(b) to Post-Effective Amendment No. 134 filed February 26, 2014 (Accession No. 0000940394-14-000268) and incorporated herein by reference.

(i)

Investment Advisory and Administrative Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Option Absolute Return Strategy Fund (now Parametric Absolute Return Fund), and Eaton Vance Management dated August 9, 2010 filed as Exhibit (d)(15) to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

(j)

Investment Sub-Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Option Absolute Return Strategy Fund (now Parametric Absolute Return Fund), and Parametric Risk Advisors LLC dated August 9, 2010 filed as Exhibit (d)(16) to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

(k)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Small-Cap Fund, and Boston Management and Research dated April 30, 2012 filed as Exhibit (d)(17) to Post-Effective Amendment No. 121 filed April 26, 2012 (Accession No. 0000940394-12-000429) and incorporated herein by reference.

(l)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Special Equities Fund, and Boston Management and Research dated April 30, 2012 filed as Exhibit (d)(18) to Post-Effective Amendment No. 121 filed April 26, 2012 (Accession No. 0000940394-12-000429) and incorporated herein by reference.

(m)

Investment Advisory and Administrative Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Bond Fund, and Eaton Vance Management dated January 31, 2013 filed as Exhibit (d)(14) to Post-Effective Amendment No. 126 filed January 29, 2013 (Accession No. 0000940394-13-000205) and incorporated herein by reference.

(n)

Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Bond Fund II, and Eaton Vance Management dated November 3, 2014 filed as Exhibit (d)(14) to Post-Effective Amendment No. 146 filed November 3, 2014 (Accession No. 0000940394-14-001449) and incorporated herein by reference.

(7)	(a)	(i)

Amended and Restated Master Distribution Agreement effective as of May 1, 2014 between each Trust identified on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. filed as Exhibit (e)(1) to Post-Effective Amendment No. 139 filed April 28, 2014 (Accession No. 0000940394-14-000655) and incorporated herein by reference.

(ii)

Amended Schedule A dated November 12, 2014 to the Amended and Restated Master Distribution Agreement effective as of May 1, 2014 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 147 filed November 12, 2014 (Accession No. 0000940394-14-001493) and incorporated herein by reference.

(b)

Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.

(8)

The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees.  See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(9)	(a)

Amended and Restated Master Custodian Agreement between Eaton Vance Funds and State Street Bank & Trust Company dated September 1, 2013 filed as Exhibit (g)(1) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(b)

Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

(c)

Amendment Number 1 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(3) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

(d)

Amendment dated September 1, 2013 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(4) to Post-Effective Amendment No. 211 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.

(10)	(a)	(i)

Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

(ii)

Amended Schedule A dated November 3, 2014 to Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 146 filed November 3, 2014 (Accession No. 0000940394-14-001449) and incorporated herein by reference.

(b)

Master Distribution Plan for Class B shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(2) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

	(c)	(i)

Master Distribution Plan for Class C shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(3) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.

(ii)

Amended Schedule A dated November 3, 2014 to Master Distribution Plan for Class C shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 146 filed November 3, 2014 (Accession No. 0000940394-14-001449) and incorporated herein by reference.

	(d)	(i)

Master Distribution Plan for Class R shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(4) to Post-Effective Amendment No. 204 of Eaton Vance Mutual Funds Trust (File Nos. 002-90946, 811-04015) filed May 30, 2013 (Accession No. 0000940394-13-000762) and incorporated herein by reference.

(ii)

Amended Schedule A dated November 12, 2014 to Master Distribution Plan for Class R shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 147 filed November 12, 2014 (Accession No. 0000940394-14-001493) and incorporated herein by reference.

	(e)	(i)

Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2014 filed as Exhibit (n) to Post-Effective Amendment No. 139 filed April 28, 2014 (Accession No. 0000940394-14-000655) and incorporated herein by reference.

(ii)

Amended Schedule A dated November 12, 2014 to the Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2014 filed as Exhibit (n)(1)(b) to Post-Effective Amendment No. 153 of Eaton Vance Municipals Trust (File Nos. 033-00572, 811-04409) filed November 24, 2014 (Accession No. 0000940394-14-001524) and incorporated herein by reference.

(11)

Opinion and Consent of Counsel as to legality of securities being registered by Registrant filed as Exhibit (11) to the initial filing of this Registration Statement on Form N-14 filed September 30, 2014 (Accession No. 0000940394-14-001341) and incorporated herein by reference.

(12)	(a)	Opinion of Willkie Farr & Gallagher LLP to Eaton Vance Growth Trust regarding certain tax matters and consequences to shareholders filed herewith.
	(b)	Opinion of Willkie Farr & Gallagher LLP to Eaton Vance Special Investment Trust Trust regarding certain tax matters and consequences to shareholders filed herewith.
(13)	(a)	(i)

Amended and Restated Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated June 11, 2012 filed as Exhibit (h)(3) to Post-Effective Amendment No. 123 filed September 27, 2012 (Accession No. 0000940394-12-000998) and incorporated herein by reference.

(ii)

Amendment dated August 10, 2014 to the Amended and Restated Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated June 11, 2012 filed as Exhibit (h)(2) to Post-Effective Amendment No. 146 filed November 3, 2014 (Accession No. 0000940394-14-001449) and incorporated herein by reference.

(iii)

Amendment dated October 31, 2014 to the Amended and Restated Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated June 11, 2012 filed as Exhibit (h)(1)(c) to Post-Effective Amendment No. 147 filed November 12, 2014 (Accession No. 0000940394-14-001493) and incorporated herein by reference.

(iv)

Amended Appendix A dated November 3, 2014, as revised November 7, 2014 to the Amended and Restated Administrative Services Agreement filed as Exhibit (h)(1)(d) to Post-Effective Amendment No. 147 filed November 12, 2014 (Accession No. 0000940394-14-001493) and incorporated herein by reference.

(b)	(i)

Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(4) to Post-Effective Amendment No. 121 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

(ii)

Amendment dated January 1, 2014 to Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 159 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed January 27, 2014 (Accession No. 0000940394-14-000132) and incorporated herein by reference.

(iii)

Amendment dated March 1, 2015 to Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(2)(c) to Post-Effective Amendment No. 153 filed March 26, 2015 (Accession No. 0000940394-15-000437) and incorporated herein by reference.

(c)

Sub-Transfer Agency Support Services Agreement effective January 1, 2014 between BNY Mellon Investment Servicing (US) Inc. and Eaton Vance Management filed as Exhibit (h)(3) to Post-Effective Amendment No. 159 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed January 27, 2014 (Accession No. 0000940394-14-000132) and incorporated herein by reference.

(d)

Fee Reduction Agreement dated October 15, 2007 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Balanced Fund and Eaton Vance Management filed as Exhibit (h)(9) to Post-Effective Amendment No. 86 filed December 14, 2007 (Accession No. 0000940394-07-002080) and incorporated herein by reference.

(e)	(i)

Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the entities (on behalf of certain of their series) listed on Schedule A dated October 31, 2012 filed as Exhibit (h)(4) to Post-Effective Amendment No. 63 of Eaton Vance Investment Trust (File Nos. 033-01121, 811-04443) filed July 26, 2013 (Accession No. 0000940394-13-000938) and incorporated herein by reference.

(ii)

Amended Schedule A dated March 31, 2015 to the Expense Waivers/Reimbursements Agreement dated October 31, 2012 filed as Exhibit (h)(5)(b) to Post-Effective Amendment No. 153 filed March 26, 2015 (Accession No. 0000940394-15-000437) and incorporated herein by reference.

(14)

Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Multi-Cap Growth Fund, a series of Eaton Vance Growth Trust, and Eaton Vance Growth Fund (formerly Eaton Vance Large-Cap Growth Fund) filed as Exhibit (14) to Post-Effective Amendment No. 1 on Form N-14 filed November 25, 2014 (Accession No. 0000940394-14-001557) and incorporated herein by reference.

(15)		Omitted Financial Statements – not applicable
(16)

Power of Attorney for N-14 for Eaton Vance Special Investment Trust dated August 11, 2014 filed as Exhibit (q) to Post-Effective Amendment No. 145 filed October 22, 2014 (Accession No. 0000940394-14-001382) and incorporated herein by reference.

(17)	(a)	(i)

Prospectus dated January 1, 2014, as supplemented, of Eaton Vance Multi-Cap Growth Fund filed as Exhibit (17)(a)(i) to the initial filing of this Registration Statement on Form N-14 filed September 30, 2014 (Accession No. 0000940394-14-001341) and incorporated herein by reference.

(ii)

Statement of Additional Information dated January 1, 2014, as supplemented, of Eaton Vance Multi-Cap Growth Fund filed as Exhibit (17)(a)(ii) to the initial filing of this Registration Statement on Form N-14 filed September 30, 2014 (Accession No. 0000940394-14-001341) and incorporated herein by reference.

(iii)

Prospectus dated May 1, 2014, as revised November 3, 2014, of Eaton Vance Growth Fund (formerly Eaton Vance Large-Cap Growth Fund) filed as Exhibit (17)(a)(iii) to Post-Effective Amendment No. 1 on Form N-14 filed November 25, 2014 (Accession No. 0000940394-14-001557) and incorporated herein by reference.

(iv)

Statement of Additional Information dated May 1, 2014, as revised July 1, 2014, of Eaton Vance Growth Fund (formerly Eaton Vance Large-Cap Growth Fund) filed as Exhibit (17)(a)(iv) to the initial filing of this Registration Statement on Form N-14 filed September 30, 2014 (Accession No. 0000940394-14-001341) and incorporated herein by reference.

	(b)	(i)

Eaton Vance Multi-Cap Growth Fund Semiannual Report to Shareholders for the period ended February 28, 2014 filed as Exhibit (17)(b)(i) to the initial filing of this Registration Statement on Form N-14 filed September 30, 2014 (Accession No. 0000940394-14-001341) and incorporated herein by reference.

(ii)

Eaton Vance Multi-Cap Growth Fund Annual Report to Shareholders for the fiscal year ended August 31, 2014 filed as Exhibit (17)(b)(ii) to Post-Effective Amendment No. 1 on Form N-14 filed November 25, 2014 (Accession No. 0000940394-14-001557) and incorporated herein by reference.

(iii)

Eaton Vance Large-Cap Growth Fund (now Eaton Vance Growth Fund) Semiannual Report to Shareholders for the period ended June 30, 2014 filed as Exhibit (17)(b)(iii) to the initial filing of this Registration Statement on Form N-14 filed September 30, 2014 (Accession No. 0000940394-14-001341) and incorporated herein by reference.

(iv)

Eaton Vance Large-Cap Growth Fund (now Eaton Vance Growth Fund) Annual Report to Shareholders for the fiscal year ended December 31, 2013 filed as Exhibit (17)(b)(iv) to the initial filing of this Registration Statement on Form N-14 filed September 30, 2014 (Accession No. 0000940394-14-001341) and incorporated herein by reference.

(c)	Proxy Card filed as Exhibit (17)(c) to Post-Effective Amendment No. 1 on Form N-14 filed November 25, 2014 (Accession No. 0000940394-14-001557) and incorporated herein by reference.

Item 17.

Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 2nd day of April, 2015.

EATON VANCE SPECIAL INVESTMENT TRUST

/s/ Payson F. Swaffield

Payson F. Swaffield

President

Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date
/s/ Payson F. Swaffield
Payson F. Swaffield	President (Chief Executive Officer)	April 2, 2015
/s/ James F. Kirchner	Treasurer (Principal Financial
James F. Kirchner	and Accounting Officer)	April 2, 2015
Scott E. Eston*
Scott E. Eston	Trustee	April 2, 2015
Thomas E. Faust Jr.*
Thomas E. Faust Jr.	Trustee	April 2, 2015
Cynthia E. Frost*
Cynthia E. Frost	Trustee	April 2, 2015
George J. Gorman*
George J. Gorman	Trustee	April 2, 2015
Valerie A. Mosley*
Valerie A. Mosley	Trustee	April 2, 2015
William H. Park*
William H. Park	Trustee	April 2, 2015
Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	April 2, 2015
Helen Frame Peters*
Helen Frame Peters	Trustee	April 2, 2015
Harriett Tee Taggart*
Harriett Tee Taggart	Trustee	April 2, 2015
Ralph F. Verni*
Ralph F. Verni	Trustee	April 2, 2015

* By: /s/ Maureen A. Gemma
Maureen A. Gemma (As Attorney-in-fact)

SIGNATURES

Growth Portfolio (the “Portfolio”) has duly caused this Amendment to the Registration Statement on Form N-14 of Eaton Vance Special Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on the 2nd day of April, 2015.

GROWTH PORTFOLIO

/s/ Lewis R. Piantedosi

Lewis R. Piantedosi

President

This Amendment to the Registration Statement on Form N-14 of Eaton Vance Special Investment Trust has been signed below on behalf of the Portfolio by the following persons in the capacities indicated on the date indicated:

Signatures	Title	Date
/s/ Lewis R. Piantedosi
Lewis R. Piantedosi	President (Chief Executive Officer)	April 2, 2015
/s/ James F. Kirchner	Treasurer (Principal Financial
James F. Kirchner	and Accounting Officer)	April 2, 2015
Scott E. Eston*
Scott E. Eston	Trustee	April 2, 2015
Thomas E. Faust Jr.*
Thomas E. Faust Jr.	Trustee	April 2, 2015
Cynthia E. Frost*
Cynthia E. Frost	Trustee	April 2, 2015
George J. Gorman*
George J. Gorman	Trustee	April 2, 2015
Valerie A. Mosley*
Valerie A. Mosley	Trustee	April 2, 2015
William H. Park*
William H. Park	Trustee	April 2, 2015
Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	April 2, 2015
Helen Frame Peters*
Helen Frame Peters	Trustee	April 2, 2015
Harriett Tee Taggart*
Harriett Tee Taggart	Trustee	April 2, 2015
Ralph F. Verni*
Ralph F. Verni	Trustee	April 2, 2015

* By: /s/ Maureen A. Gemma
Maureen A. Gemma (As Attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

Exhibit Number		Description

(4)

Agreement and Plan of Reorganization by and between Eaton Vance Growth Trust, on behalf of its series Eaton Vance Multi-Cap Growth Fund, and Eaton Vance Special Investment Trust, on behalf of its series Eaton Vance Growth Fund

(12)	(a)	Opinion of Willkie Farr & Gallagher LLP to Eaton Vance Growth Trust regarding certain tax matters and consequences to shareholders
	(b)	Opinion of Willkie Farr & Gallagher LLP to Eaton Vance Special Investment Trust regarding certain tax matters and consequences to shareholders